UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December  31,  2011
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Check here if Amendment [X]; Amendment Number: 1
                                               -------
   This Amendment (Check only one.):  [X] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  028-13856
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
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Title:     Authorized Person
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Phone:     (212) 672-5000
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Signature, Place, and Date of Signing:

      /s/ Jeffrey H. Aronson         New York, NY             2/15/12
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             9
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Form 13F Information Table Entry Total:        43
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Form 13F Information Table Value Total:       $1,166,860
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                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number        Name

     1          028-13860          Centerbridge Credit Partners
                                   General Partner, L.P.
     2          028-13859          Centerbridge Credit Partners
                                   Offshore General Partner, L.P.
     3          028-13862          Centerbridge Credit Advisors, L.L.C.
     4          028-13861          Centerbridge Partners Holdings, LLC
     5          028-13858          Jeffrey H. Aronson
     6          028-13857          Mark T. Gallogly
     7          028-14393          Centerbridge Special Credit
                                   Partners General Partner, L.P.
     8          028-14395          Centerbridge Special Credit
                                   Advisors, L.L.C.
     9          028-14392          Centerbridge Special GP
                                   Investors, L.L.C.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- ----------- -----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE    SHARED  NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- ----------- ---------- ------  -----
DELPHI AUTOMOTIVE PLC        SHS             G27823106   68,078  3,160,556 SH       DEFINED    1,3,4,5,6     3,160,556    0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106  118,724  5,511,791 SH       DEFINED    2,3,4,5,6     5,511,791    0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106   74,172  3,443,476 SH       DEFINED    4,5,6,7,8,9   3,443,476    0    0
BANKUNITED INC               COM             06652K103  236,782 10,767,704 SH       DEFINED    4,5,6        10,767,704    0    0
CIT GROUP INC                COM NEW         125581801   80,483  2,308,085 SH       DEFINED    1,3,4,5,6     2,308,085    0    0
CIT GROUP INC                COM NEW         125581801  140,382  4,025,857 SH       DEFINED    2,3,4,5,6     4,025,857    0    0
CIT GROUP INC                COM NEW         125581801   87,631  2,513,079 SH       DEFINED    4,5,6,7,8,9   2,513,079    0    0
CIT GROUP INC                COM NEW         125581801    5,178    148,500 SH  CALL DEFINED    1,3,4,5,6                  0    0
CIT GROUP INC                COM NEW         125581801    8,860    254,100 SH  CALL DEFINED    2,3,4,5,6                  0    0
CIT GROUP INC                COM NEW         125581801    5,140    147,400 SH  CALL DEFINED    4,5,6,7,8,9                0    0
GENERAL MTRS CO              COM             37045V100      315     15,549 SH       DEFINED    1,3,4,5,6        15,549    0    0
GENERAL MTRS CO              COM             37045V100      552     27,209 SH       DEFINED    2,3,4,5,6        27,209    0    0
GENERAL MTRS CO              COM             37045V100      338     16,672 SH       DEFINED    4,5,6,7,8,9      16,672    0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V118    3,631    309,578 SH       DEFINED    1,3,4,5,6       309,578    0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V118    6,352    541,533 SH       DEFINED    2,3,4,5,6       541,533    0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V118    3,894    331,941 SH       DEFINED    4,5,6,7,8,9     331,941    0    0
ISTAR FINL INC               COM             45031U101    5,861  1,107,907 SH       DEFINED    1,3,4,5,6     1,107,907    0    0
ISTAR FINL INC               COM             45031U101   10,431  1,971,750 SH       DEFINED    2,3,4,5,6     1,971,750    0    0
ISTAR FINL INC               COM             45031U101    4,634    875,939 SH       DEFINED    4,5,6,7,8,9     875,939    0    0
ISHARES TR                   RUSSELL 2000    464287655   18,739    254,300 SH  PUT  DEFINED    1,3,4,5,6       254,300    0    0
ISHARES TR                   RUSSELL 2000    464287655   32,829    445,500 SH  PUT  DEFINED    2,3,4,5,6       445,500    0    0
ISHARES TR                   RUSSELL 2000    464287655   18,437    250,200 SH  PUT  DEFINED    4,5,6,7,8,9     250,200    0    0
PENN NATL GAMING INC         COM             707569109    1,695     44,514 SH       DEFINED    4,5,6            44,514    0    0
QUAD / GRAPHICS INC          COM CL A        747301109      918     64,047 SH       DEFINED    4,5,6            64,047    0    0
QUAD / GRAPHICS INC          COM CL A        747301109    8,634    602,103 SH       DEFINED    1,3,4,5,6       602,103    0    0
QUAD / GRAPHICS INC          COM CL A        747301109   14,299    997,116 SH       DEFINED    2,3,4,5,6       997,116    0    0
QUAD / GRAPHICS INC          COM CL A        747301109    8,114    565,797 SH       DEFINED    4,5,6,7,8,9     565,797    0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T   780097713    2,887    226,049 SH       DEFINED    1,3,4,5,6       226,049    0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T   780097713    4,755    372,356 SH       DEFINED    2,3,4,5,6       372,356    0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T   780097713    4,141    324,263 SH       DEFINED    4,5,6,7,8,9     324,263    0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S   780097739      168     14,541 SH       DEFINED    1,3,4,5,6        14,541    0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S   780097739      286     24,813 SH       DEFINED    2,3,4,5,6        24,813    0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S   780097739      219     18,973 SH       DEFINED    4,5,6,7,8,9      18,973    0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q  780097754    1,468    121,292 SH       DEFINED    1,3,4,5,6       121,292    0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q  780097754    2,449    202,428 SH       DEFINED    2,3,4,5,6       202,428    0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q  780097754    2,461    203,427 SH       DEFINED    4,5,6,7,8,9     203,427    0    0
STARWOOD HOTELS&RESORTS WRLD COM             85590A401   19,807    412,900 SH  CALL DEFINED    1,3,4,5,6                  0    0
STARWOOD HOTELS&RESORTS WRLD COM             85590A401   34,778    725,000 SH  CALL DEFINED    2,3,4,5,6                  0    0
STARWOOD HOTELS&RESORTS WRLD COM             85590A401   19,768    412,100 SH  CALL DEFINED    4,5,6,7,8,9                0    0
VISTEON CORP                 COM NEW         92839U206   27,454    549,737 SH       DEFINED    1,3,4,5,6       549,737    0    0
VISTEON CORP                 COM NEW         92839U206   47,887    958,895 SH       DEFINED    2,3,4,5,6       958,895    0    0
VISTEON CORP                 COM NEW         92839U206   29,896    598,630 SH       DEFINED    4,5,6,7,8,9     598,630    0    0
WALTER INVT MGMT CORP        COM             93317W102    3,333    162,411 SH       DEFINED    4,5,6           162,411    0    0